Administrative expenses	12 Months Ended
Dec. 31, 2021
Administrative expenses [Line Items]
Administrative expenses

25.  Administrative expenses

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Personnel expenses	32,209	34,500	38,566
Professional fees	12,393	10,517	13,924
Sundry charges	8,968	7,766	7,489
Depreciation and amortization	3,680	3,700	3,825
Board of Directors' compensation	1,992	2,178	2,202
Insurance	1,748	1,272	720
Software licenses	1,723	1,731	1,706
Subscriptions and quotes	1,426	1,405	1,492
Communications	854	973	1,296
Donations	607	708	1,030
Maintenance and repairs	546	579	953
Consumption of materials and supplies	398	393	422
Canons and tributes	369	318	410
Short-term and low-value lease	294	611	1,011
Transport	278	255	878
Travel and mobility	100	153	373
Allowance for expected credit losses, note 7(i)	—	126	—
	67,585	67,185	76,297

Minera Yanacocha SRL and subsidiary [Member]
Administrative expenses [Line Items]
Administrative expenses

21.  Administrative expenses

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Management expenses, note 25	635	874	1,341
Other	269	353	403

	904	1,227	1,744